CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (3,689,338)	$ (2,077,889)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	317	53
Stock based compensation expense	904,004	282,262
Accretion of debt discount	919,367	165,481
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	30,785	(21,242)
Increase (decrease) in accounts payable	107,336	(71,563)
Increase (decrease) in accounts payable - related parties	28,043	3,195
Increase (decrease) in interest payable to related party	75,458	15,220
Increase (decrease) in contract payable	(50,000)	(84,125)
Net cash flows from operating activities	(1,674,028)	(1,788,608)
Cash flows from investing activity
Purchase of equipment		(951)
Net cash flows from investing activity		(951)
Cash flows from financing activities
Proceeds from exercise of warrants and issuance of common stock	3,767,234	1,110,001
Proceeds from the issuance of convertible promissory note	445,000	700,000
Payments of convertible promissory notes	(50,000)
Net cash flows from financing activities	4,162,234	1,810,001
Increase in cash and cash equivalents	2,488,206	20,442
Cash and cash equivalents at beginning of period	418,031	397,589
Cash and cash equivalents at end of period	2,906,237	418,031
Supplemental disclosure of cash flow information:
Interest paid in cash	1,825
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Discount on convertible promissory note due to detachable warrants and beneficial conversion feature	$ 443,286	$ 700,000